Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Investments in real estate	$ 6,750,975	$ 6,060,821
Less: accumulated depreciation	(742,535)	(616,007)
Investments in real estate, net	6,008,440	5,444,814
Cash and cash equivalents	78,539	91,232
Restricted cash	23,332	28,354
Tenant receivables	7,480	5,492
Deferred rent receivable	142,097	116,849
Deferred leasing and financing costs, net	135,550	89,046
Investments	95,777	83,899
Other assets	82,914	46,175
Total assets	6,574,129	5,905,861
Liabilities, Noncontrolling Interests, and Equity
Secured notes payable	724,305	790,869
Unsecured line of credit	370,000	748,000
Unsecured bank term loans	1,600,000	750,000
Unsecured convertible notes	84,959	295,293
Accounts payable, accrued expenses, and tenant security deposits	325,393	304,257
Dividends payable	36,579	31,114
Total liabilities	3,141,236	2,919,533
Commitments and contingencies
Redeemable noncontrolling interests	16,034	15,920
Alexandria Real Estate Equities, Inc.'s stockholders' equity:
8.375% Series C cumulative redeemable preferred stock, $0.01 par value per share, 5,750,000 shares authorized; 5,185,500 shares issued and outstanding as of December 31, 2011 and 2010; $25 liquidation value per share	129,638	129,638
7.00% Series D cumulative convertible preferred stock, $0.01 par value per share, 10,000,000 shares authorized; 10,000,000 issued and outstanding as of December 31, 2011 and 2010; $25 liquidation value per share	250,000	250,000
Common stock, $0.01 par value per share, 100,000,000 shares authorized; 61,560,472 and 54,966,925 issued and outstanding as of December 31, 2011 and 2010, respectively	616	550
Additional paid-in capital	3,028,558	2,566,238
Retained earnings		734
Accumulated other comprehensive loss	(34,511)	(18,335)
Alexandria Real Estate Equities, Inc.'s stockholders' equity	3,374,301	2,928,825
Noncontrolling interests	42,558	41,583
Total equity	3,416,859	2,970,408
Total liabilities, noncontrolling interests, and equity	$ 6,574,129	$ 5,905,861